Significant Accounting Policies - Estimated Useful Lives and the Methods of Depreciation for Current and Comparative Periods (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Straight-line
Injection mold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Straight-line
Shorter of initial lease term or useful life	5 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Declining balance
Rate	30
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Declining balance
Rate	100
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Declining balance
Rate	20
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Straight-line